Offsets	Apr. 30, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94785
Initial Filing Date	Feb. 02, 2026
Fee Offset Claimed	$ 7,008.78
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	New Mountain Private Credit Fund
Form or Filing Type	SC TO
File Number	005-94785
Filing Date	Feb. 02, 2026
Fee Paid with Fee Offset Source	$ 7,008.78